Forward Purchase Agreement - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Forward Purchase Agreement prepayment		$ 60,547
Derivative Liability, Noncurrent		37,523	$ 0
Fixed Maturity Consideration, Noncurrent		7,228	$ 0
Additional Paid-in Capital
Derivative [Line Items]
Forward Purchase Agreement prepayment	$ (60,547)	60,547
Forward Contracts
Derivative [Line Items]
Derivative transaction costs		$ 451